Additional cash flows information (Tables)	9 Months Ended	12 Months Ended
	May 31, 2023	Aug. 31, 2022
Additional cash flows information.
Summary of financing and investing activities not involving cash

	Nine	Nine
	months	months
	ended	ended
	May 31,	May 31,
	2023	2022
	$	$
Additions to right-of-use assets	922,479	208,534
Lease termination	131,247	148,002

	2022	2021	2020
	$	$	$
Advances to related parties converted to shares	—	898,489	—
Unpaid share subscription	—	39,200	—
Right-of-use assets transferred to intangibles, net of accumulated depreciation	—	5,981	—
Additions to right-of-use assets	234,608	852,467	—
Lease termination	273,652	37,033	—
Shares issued as consideration for the acquisition of intangible assets	—	573,936	—
Shares issued as consideration for business acquisition	—	3,474,232	—
Transaction costs for share issuance transferred from prepaid	—	213,019	—